INVESTMENT IN ASSOCIATE (Details Narrative) € in Thousands, $ in Thousands			3 Months Ended		6 Months Ended
	Jul. 13, 2022	Jun. 01, 2020 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 01, 2020 EUR (€)
Stimunity [Member]
IfrsStatementLineItems [Line Items]
Convertible Note description	the Company entered into a commitment with Stimunity to provide €600,000 under a Convertible Note with a maturity date of September 1, 2023 (the “Maturity Date”). The Convertible Note provides for simple interest at 7% per annum. The Convertible Note is automatically converted into Series A shares upon Stimunity commencing a Series A subscription round for €20 million. If such Subscription round is completed prior to the Maturity Date, the Company will be entitled to convert the Convertible Note into Series A shares at the subscription share price less 15%. Additionally, if subscribers create a new category of shares with additional rights of less than €5 million (the “Minimum Raise”), the Company will have the right to convert the Convertible Note and the historical Series A shares owned into the new category of shares. In the event that Stimunity does not close a subscription prior to the Maturity Date or raises less than the Minimum Raise, the Company will have the right to convert into Series A shares at €363.00 per share or the raise price less 15%, whichever is lower. The Convertible Note was funded on September 12, 2022. See Note 17, “Commitments and Contingent Liabilities – Stimunity Convertible Note” for a further discussion.
Stimunity S A [Member]
IfrsStatementLineItems [Line Items]
Additional investments		$ 1,000					€ 900
Subscribing class A shares | shares		2,479
Proportion of ownership interest in associate		44.00%
Equity in (loss) income | $			$ 56,000	$ 58,000	$ 116,000	$ 102,000